Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Depreciation expense	$ 599	$ 1,941
Predecessor [Member]
Depreciation expense			$ 399	$ 399